Marketable debt securities - Structured bank bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Structured bank bonds
Financial liabilities
Financial liabilities	5,371	10,726
Accrued interest	5	22
Total financial liabilities	5,376	10,748
Structured bank bonds February 20, 2020 - One
Financial liabilities
Financial liabilities	16
Structured bank bonds October 15, 2019
Financial liabilities
Financial liabilities	$ 139
Rate (as a percent)	9.54%
Structured bank bonds January 4, 2019
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	0.25%
Structured bank bonds January 14, 2019
Financial liabilities
Financial liabilities	$ 32
Rate (as a percent)	0.25%
Structured bank bonds January 18, 2019 - One
Financial liabilities
Financial liabilities	$ 27
Rate (as a percent)	0.25%
Structured bank bonds January 9, 2019
Financial liabilities
Financial liabilities	$ 10
Rate (as a percent)	11.00%
Structured bank bonds January 25, 2019
Financial liabilities
Financial liabilities	$ 16
Rate (as a percent)	0.25%
Structured bank bonds January 8, 2019
Financial liabilities
Financial liabilities	$ 40
Structured bank bonds January 10, 2019 - One
Financial liabilities
Financial liabilities	$ 24
Rate (as a percent)	12.00%
Structured bank bonds January 10, 2019 - Two
Financial liabilities
Financial liabilities	$ 25
Rate (as a percent)	12.00%
Structured bank bonds January 10, 2019 - Three
Financial liabilities
Financial liabilities	$ 60
Structured bank bonds January 3, 2019 - One
Financial liabilities
Financial liabilities	$ 39
Rate (as a percent)	6.34%
Structured bank bonds January 3, 2019 - Two
Financial liabilities
Financial liabilities	$ 70
Rate (as a percent)	12.23%
Structured bank bonds January 18, 2019
Financial liabilities
Financial liabilities	$ 10
Rate (as a percent)	12.00%
Structured bank bonds January 11, 2019
Financial liabilities
Financial liabilities	$ 59
Rate (as a percent)	5.81%
Structured bank bonds February 1, 2019
Financial liabilities
Financial liabilities	$ 25
Rate (as a percent)	0.25%
Structured bank bonds February 5, 2019
Financial liabilities
Financial liabilities	$ 15
Rate (as a percent)	11.00%
Structured bank bonds November 9, 2020 - One
Financial liabilities
Financial liabilities	$ 43	66
Structured bank bonds November 9, 2020 - Two
Financial liabilities
Financial liabilities	201	212
Structured bank bonds October 23, 2020
Financial liabilities
Financial liabilities	742	771
Structured bank bonds October 26, 2020
Financial liabilities
Financial liabilities	430	515
Structured bank bonds November 7, 2019
Financial liabilities
Financial liabilities	19	18
Structured bank bonds November 5, 2020
Financial liabilities
Financial liabilities	8	8
Structured bank bonds November 14, 2019
Financial liabilities
Financial liabilities	163	155
Structured bank bonds November 23, 2020
Financial liabilities
Financial liabilities	118	128
Structured bank bonds December 14, 2020
Financial liabilities
Financial liabilities	154	167
Structured bank bonds February 14, 2019
Financial liabilities
Financial liabilities	11	11
Structured bank bonds February 23, 2021
Financial liabilities
Financial liabilities	40	41
Structured bank bonds March 3, 2021 - One
Financial liabilities
Financial liabilities	23	4
Structured bank bonds March 16, 2021
Financial liabilities
Financial liabilities	5	7
Structured bank bonds May 23, 2019
Financial liabilities
Financial liabilities	20	21
Structured bank bonds March 27, 2019 - One
Financial liabilities
Financial liabilities	11
Structured bank bonds April 3, 2019
Financial liabilities
Financial liabilities	18	18
Structured bank bonds April 26, 2019 - One
Financial liabilities
Financial liabilities	111	15
Structured bank bonds April 26, 2019 - Two
Financial liabilities
Financial liabilities	49	50
Structured bank bonds April 26, 2019 - Three
Financial liabilities
Financial liabilities	6	118
Structured bank bonds May 12, 2021
Financial liabilities
Financial liabilities	17	18
Structured bank bonds June 6, 2019 - One
Financial liabilities
Financial liabilities	1	58
Structured bank bonds June 6, 2019 - Two
Financial liabilities
Financial liabilities	27	27
Structured bank bonds June 6, 2019 - Three
Financial liabilities
Financial liabilities	212	219
Structured bank bonds June 6, 2019 - Four
Financial liabilities
Financial liabilities	57	7
Structured bank bonds April 23, 2021 - One
Financial liabilities
Financial liabilities	287	347
Structured bank bonds September 4, 2019
Financial liabilities
Financial liabilities	99	99
Structured bank bonds December 19, 2019
Financial liabilities
Financial liabilities	14	15
Structured bank bonds October 3, 2019
Financial liabilities
Financial liabilities	21	20
Structured bank bonds March 3, 2021 - Two
Financial liabilities
Financial liabilities	5	23
Structured bank bonds June 26, 2019
Financial liabilities
Financial liabilities	10	10
Structured bank bonds May 24, 2021
Financial liabilities
Financial liabilities	55	57
Structured bank bonds September 25, 2019
Financial liabilities
Financial liabilities	91	90
Structured bank bonds October 16, 2019
Financial liabilities
Financial liabilities	94	103
Structured bank bonds February 21, 2019
Financial liabilities
Financial liabilities	117	110
Structured bank bonds December 27, 2019
Financial liabilities
Financial liabilities	37	36
Structured bank bonds February 20, 2020 - Two
Financial liabilities
Financial liabilities	15
Structured bank bonds March 5, 2019
Financial liabilities
Financial liabilities	19
Structured bank bonds March 1, 2019
Financial liabilities
Financial liabilities	55
Structured bank bonds March 27, 2019 - Two
Financial liabilities
Financial liabilities	29
Structured bank bonds June 2, 2020
Financial liabilities
Financial liabilities	263
Structured bank bonds March 25, 2019
Financial liabilities
Financial liabilities	527
Structured bank bonds November 22, 2019
Financial liabilities
Financial liabilities	68	66
Structured bank bonds June 27, 2019
Financial liabilities
Financial liabilities	15
Structured bank bonds June 24, 2019
Financial liabilities
Financial liabilities	117
Structured bank bonds May 29, 2019
Financial liabilities
Financial liabilities	120
Structured bank bonds July 11, 2019
Financial liabilities
Financial liabilities	10
Structured bank bonds July 30, 2019 - One
Financial liabilities
Financial liabilities	10
Structured bank bonds July 30, 2019 - Two
Financial liabilities
Financial liabilities	10
Structured bank bonds May 17, 2019
Financial liabilities
Financial liabilities	$ 177	181
Structured bank bonds May 31, 2018 - One
Financial liabilities
Financial liabilities		151
Structured bank bonds January 4, 2018 - One
Financial liabilities
Financial liabilities		59
Structured bank bonds January 17, 2018
Financial liabilities
Financial liabilities		10
Structured bank bonds November 9, 2020 - Three
Financial liabilities
Financial liabilities		45
Structured bank bonds March 27, 2019
Financial liabilities
Financial liabilities		10
Structured bank bonds November 16, 2018
Financial liabilities
Financial liabilities		19
Structured bank bonds October 19, 2018
Financial liabilities
Financial liabilities		167
Structured bank bonds September 27, 2018
Financial liabilities
Financial liabilities		135
Structured bank bonds September 26, 2018
Financial liabilities
Financial liabilities		166
Structured bank bonds September 20, 2018
Financial liabilities
Financial liabilities		105
Structured bank bonds August 30, 2018
Financial liabilities
Financial liabilities		133
Structured bank bonds August 2, 2018 - One
Financial liabilities
Financial liabilities		6
Structured bank bonds August 2, 2018 - Two
Financial liabilities
Financial liabilities		11
Structured bank bonds July 12, 2018
Financial liabilities
Financial liabilities		126
Structured bank bonds June 29, 2018 - One
Financial liabilities
Financial liabilities		305
Structured bank bonds June 29, 2018 - Two
Financial liabilities
Financial liabilities		10
Structured bank bonds June 29, 2018 - Three
Financial liabilities
Financial liabilities		925
Structured bank bonds June 29, 2018 - Four
Financial liabilities
Financial liabilities		10
Structured bank bonds June 29, 2018 - Five
Financial liabilities
Financial liabilities		150
Structured bank bonds June 27, 2018
Financial liabilities
Financial liabilities		$ 467
Rate (as a percent)		2.00%
Structured bank bonds June 8, 2018
Financial liabilities
Financial liabilities		$ 13
Structured bank bonds June 6, 2018
Financial liabilities
Financial liabilities		159
Structured bank bonds May 31, 2018 - Two
Financial liabilities
Financial liabilities		127
Structured bank bonds May 30, 2018
Financial liabilities
Financial liabilities		715
Structured bank bonds May 25, 2018
Financial liabilities
Financial liabilities		10
Structured bank bonds May 16, 2018
Financial liabilities
Financial liabilities		148
Structured bank bonds May 9, 2018
Financial liabilities
Financial liabilities		101
Structured bank bonds April 3, 2018 - One
Financial liabilities
Financial liabilities		6
Structured bank bonds April 3, 2018 - Two
Financial liabilities
Financial liabilities		892
Structured bank bonds March 22, 2018
Financial liabilities
Financial liabilities		49
Structured bank bonds March 20, 2018
Financial liabilities
Financial liabilities		46
Structured bank bonds March 14, 2018
Financial liabilities
Financial liabilities		21
Structured bank bonds March 12, 2018
Financial liabilities
Financial liabilities		90
Structured bank bonds March 5, 2018 - One
Financial liabilities
Financial liabilities		41
Structured bank bonds March 5, 2018 - Two
Financial liabilities
Financial liabilities		41
Structured bank bonds March 2, 2018
Financial liabilities
Financial liabilities		476
Structured bank bonds February 21, 2018
Financial liabilities
Financial liabilities		10
Structured bank bonds February 20, 2018
Financial liabilities
Financial liabilities		24
Structured bank bonds February 19, 2018
Financial liabilities
Financial liabilities		310
Structured bank bonds February 16, 2018
Financial liabilities
Financial liabilities		40
Structured bank bonds January 4, 2018 - Two
Financial liabilities
Financial liabilities		14
Structured bank bonds January 4, 2018 - Three
Financial liabilities
Financial liabilities		$ 572